Cover Page	Apr. 28, 2021	Oct. 23, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 28, 2021
Entity Registrant Name	ServiceSource International, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35108
Entity Tax Identification Number	81-0578975
Entity Address, Address Line One		707 17th Street, 25th Floor
Entity Address, City or Town		Denver
Entity Address, State or Province		CO
Entity Address, Postal Zip Code		80202
City Area Code		720
Local Phone Number		889-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 Par Value
Trading Symbol	SREV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001310114